SHORT-TERM BORROWINGS (Details) € in Thousands	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Short-term borrowings	€ 6,243		€ 2,466
Factored Account Receivables
Short-term borrowings	4,492		€ 2,466
Credit line | USA
Short-term borrowings	1,444
Debt Instrument, Collateral Amount | $		$ 2,400,000
Other Short-term borrowings | Japan
Short-term borrowings	€ 307